Notes to the cash flow statements	12 Months Ended
Sep. 30, 2024
Notes to the cash flow statements
Notes to the cash flow statements

Note 35. Notes to the cash flow statements

Accounting policy

Cash and balances with central banks include cash held at branches and in ATMs, balances with overseas banks in their local currency and balances with central banks including accounts with the RBA and accounts with overseas central banks.

Reconciliation of net cash provided by/(used in) operating activities to net profit for the year is set out below.

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Profit after income tax expense	6,990	7,201	5,699	6,691	6,434
Adjustments:
Depreciation, amortisation and impairment	1,522	1,237	1,581	1,407	1,089
Impairment charges/(benefits)	727	839	524	659	695
Net decrease/(increase) in current and deferred tax	(252)	665	427	(346)	363
(Increase)/decrease in accrued interest receivable	(227)	(730)	(544)	(207)	(657)
(Decrease)/increase in accrued interest payable	802	2,400	794	757	1,863
(Decrease)/increase in provisions	(272)	(173)	(621)	(272)	(162)
Other non-cash items	494	(850)	1,869	738	(499)
Cash flows from operating activities before changes in operating assets and liabilities	9,784	10,589	9,729	9,427	9,126
Net (increase)/decrease in:
Collateral paid	(2,097)	1,545	(1,524)	(2,057)	1,537
Trading securities and financial assets measured at FVIS	(18,994)	(4,524)	(3,750)	(19,452)	(4,162)
Derivative financial instruments	(836)	4,082	2,451	1,358	4,414
Loans	(35,083)	(27,270)	(36,345)	(32,528)	(25,080)
Other financial assets	(348)	128	279	(231)	94
Life insurance assets and life insurance liabilities	-	-	266	-	-
Other assets	(34)	8	20	2	11
Net increase/(decrease) in:
Collateral received	(318)	(2,888)	3,643	(181)	(3,092)
Deposits and other borrowings	35,243	24,692	35,054	35,870	23,347
Other financial liabilities	(7,084)	(17,146)	7,120	(5,281)	(18,117)
Other liabilities	-	(12)	11	(9)	(3)
Net cash provided by/(used in) operating activities	(19,767)	(10,796)	16,954	(13,082)	(11,925)

Business acquired

Acquisition of HealthPoint Claims Pty Ltd

On 6 April 2024, Westpac acquired the HealthPoint business through its wholly owned subsidiary Westpac Investment Vehicle Pty Limited (WIV) for a total consideration of $30 million. The acquired business comprises technology, intellectual property, contracts, employees and associated assets. Goodwill of $21 million was recognised as part of this business combination.

Note 35. Notes to the cash flow statements (Continued)

Details of the assets and liabilities over which control ceased

Details of the entities over which control ceased are provided in Note 29.

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Assets
Cash and balances with central banks	-	18	169	-	-
Loans	-	-	965	-	-
Other financial assets	-	18	66	-	-
Life insurance assets	-	-	2,366	-	-
Tax assets	-	-	39	-	-
Intangible assets	-	55	-	-	-
Other assets	-	-	168	-	-
Total assets	-	91	3,773	-	-
Liabilities
Other financial liabilities	-	22	34	-	-
Tax liabilities	-	-	36	-	-
Life insurance liabilities	-	-	185	-	-
Provisions	-	1	52	-	-
Other liabilities	-	-	213	-	-
Total liabilities	-	23	520	-	-
Total equity attributable to owners of WBC	-	68	3,253	-	-
Cash proceeds received (net of transaction costs)	-	311	2,284	-	-
Expected receivable (completion settlement)/ deferred consideration	-	-	146	-	-
Total consideration	-	311	2,430	-	-
Gain/(loss) on disposal	-	243	(823)	-	-
Reconciliation of cash proceeds from disposal:
Cash proceeds received (net of transaction costs)	-	311	2,284	-	-
Less: Cash deconsolidated	-	(18)	(169)	-	-
Cash consideration (paid)/received (net of transaction costs and cash held)	-	293	2,115	-	-

Non-cash investing activities

On 21 December 2023, WNZL issued two classes of AT1 Perpetual Preference Shares to the Parent Entity, Westpac Banking Corporation Limited, totalling NZD1,000 million. The transactions were settled through the redemption of NZD1,000 million AT1 loan capital notes and as a result no cash was transferred. As WNZL is a wholly owned subsidiary of the Parent Entity, these transactions eliminate on consolidation.

Non-cash financing activities

	Consolidated			Parent Entity
$m	2024	2023	2022	2024	2023
Shares issued under the dividend reinvestment plan	-	192	-	-	192
Increase in lease liabilities	399	235	244	319	217

On 11 September 2024, Westpac Bank - PNG - Limited (WPNG) paid PGK66 million to minority shareholders, on behalf of the Parent Entity, to acquire 8.74% in WPNG. This was in lieu of the Parent Entity receiving unpaid dividends from WPNG and as a result was a non-cash transaction for the Parent Entity.

On 18 December 2023, $802 million of WCN6 were transferred to the WCN6 nominated party for $100 each pursuant to the WCN10 reinvestment offer. Those WCN6 were subsequently redeemed and cancelled by Westpac. On 31 July 2024, Westpac redeemed the remaining outstanding WCN6.

Note 35. Notes to the cash flow statements (Continued)

Cash and balances with central banks

The following table provides the breakdown of cash and cash balances with central banks.

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Cash and cash at bank	9,320	13,852	8,961	13,490
Exchange settlement accounts	56,036	88,371	49,276	79,810
Regulatory deposits with central banks	311	299	163	166
Total cash and balances with central banks	65,667	102,522	58,400	93,466

Restricted cash

Certain of our foreign operations are required to maintain reserves or minimum balances with central banks in their respective countries of operation, totalling $311 million (2023: $299 million) for Westpac and $164 million (2023: $166 million) for the Parent Entity which are included in cash and balances with central banks.